UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Dryden Total Return Bond Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 10/31/2009

Date of reporting period: 4/30/2009

Item 1 – Reports to Stockholders

APRIL 30, 2009	SEMIANNUAL REPORT

Dryden Total Return Bond Fund, Inc.

FUND TYPE

Taxable bond

OBJECTIVE

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual report, which includes an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Total Return Bond Fund, Inc.

Dryden Total Return Bond Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Total Return Bond Fund, Inc. is to seek total return. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Gross operating expenses: Class A, 1.17%; Class B, 1.87%; Class C, 1.87%; Class L, 1.37%; Class M, 1.87%; Class R, 1.62%; Class X, 1.87%; Class Z, 0.87%. Net operating expenses apply to: Class A, 0.86%; Class B, 1.36%; Class C, 1.36%; Class L, 1.11%; Class M, 1.61%; Class R, 1.11%; Class X, 0.86%; Class Z, 0.61%, after voluntary and contractual reduction. The contractual reduction is through 2/28/2010.

Cumulative Total Returns as of 4/30/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	7.52%	–1.14%	18.11%	52.99%	—
Class B	7.36	–1.63	14.46	43.68	—
Class C	7.36	–1.63	15.48	46.01	—
Class L	7.49	–1.46	N/A	N/A	2.90% (3/5/07)
Class M	7.23	–1.68	N/A	N/A	2.10 (3/5/07)
Class R	7.35	–1.40	N/A	N/A	–1.36 (1/14/08)
Class X	7.70	–0.72	N/A	N/A	4.17 (3/5/07)
Class Z	7.67	–0.97	19.54	56.81	—
Barclays Capital U.S. Aggregate Bond Index[2]	7.74	3.84	26.28	74.32	**
Lipper Average[3]	5.87	–3.13	12.64	51.08	***

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Average Annual Total Returns[4] as of 3/31/09
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–7.56%	1.40%	3.68%	—
Class B	–8.14	1.54	3.52	—
Class C	–4.53	1.88	3.68	—
Class L	–7.55	N/A	N/A	–1.86% (3/5/07)
Class M	–9.16	N/A	N/A	–1.92 (3/5/07)
Class R	–3.38	N/A	N/A	–3.06 (1/14/08)
Class X	–8.26	N/A	N/A	–0.96 (3/5/07)
Class Z	–2.81	2.60	4.43	—
Barclays Capital U.S. Aggregate Bond Index[2]	3.13	4.13	5.70	**
Lipper Average[3]	–4.81	1.28	3.78	***

Distributions and Yields as of 4/30/09
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.30	4.78%
Class B	0.27	4.54
Class C	0.27	4.51
Class L	0.29	4.76
Class M	0.26	4.26
Class R	0.28	4.74
Class X	0.32	5.00
Class Z	0.31	5.26

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

Dryden Total Return Bond Fund, Inc.	3

Your Fund’s Performance (continued)

3The Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average do not have any quality or maturity restrictions. They intend to keep the bulk of their assets in corporate and government debt issues.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 4/30/09 are 11.57% for Class L, Class M, and Class X; and 5.87% for Class R. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 3/31/09 are 5.15% for Class L, Class M, and Class X; and 4.27% for Class R.

***Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/09 are 0.90% for Class L, Class M, and Class X; and –2.47% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/09 are –0.77% for Class L, Class M, and Class X; and –3.52% for Class R.

Investors cannot invest directly in an index. The returns for the Barclays Capital U.S. Aggregate Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/09
Federal Home Loan Mortgage Corp., 5.5%, TBA 30 YR	2.8%
Federal National Mortgage Association, 6.00%, TBA 30 YR	2.2
Federal National Mortgage Association, 2.75%, 3/13/2014	1.6
Federal Home Loan Mortgage Corp., 5.00%, TBA 30 YR	1.5
Government National Mortgage Association, 6.00%, TBA 30 YR	1.3

Holdings reflect only long-term investments and are subject to change.

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Credit Quality* expressed as a percentage of net assets as of 4/30/09
U.S. Government & Agency	40.5%
Aaa	13.9
Aa	4.2
A	11.1
Baa	16.1
Ba	6.7
B	2.6
Caa	0.7
Less than Caa	0.2
Not Rated	14.0
Total Investments, Net of Securities Sold Short	110.0
Liabilities in excess of other assets	–10.0
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s. Credit Quality is subject to change.

Dryden Total Return Bond Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2008, at the beginning of the period, and held through the six-month period ended April 30, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

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you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Total Return Bond Fund, Inc.		Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,075.20	0.86%	$4.43
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

Class B	Actual	$1,000.00	$1,073.60	1.36%	$6.99
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80

Class C	Actual	$1,000.00	$1,073.60	1.36%	$6.99
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80

Class L	Actual	$1,000.00	$1,074.90	1.11%	$5.71
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

Class M	Actual	$1,000.00	$1,072.30	1.61%	$8.27
	Hypothetical	$1,000.00	$1,016.81	1.61%	$8.05

Class R	Actual	$1,000.00	$1,073.50	1.11%	$5.71
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

Class X	Actual	$1,000.00	$1,077.00	0.86%	$4.43
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

Class Z	Actual	$1,000.00	$1,076.70	0.61%	$3.14
	Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2009, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Dryden Total Return Bond Fund, Inc.	7

Portfolio of Investments

as of April 30, 2009 (Unaudited)

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

LONG-TERM INVESTMENTS 100.1%

ASSET BACKED SECURITIES 6.0%
Aa2	$387	ACE Securities Corp., Ser. 2004-OP1, Class M1, 0.96%, 4/25/34	$177,931
Baa3	457	Aegis Asset Backed Securities Trust, Ser. 2003-1, Class M1, 2.013%, 5/25/33	199,035
Ba1	388	Alfa Diversified Payment Rights Finance Co. SA (Luxembourg), Ser. 1A, Class A, 2.92%, 3/15/11(f)	294,880
Baa1	25	American Express Credit Account Master Trust, Ser. 2004-C, Class C, 0.95%, 2/15/12(f)	23,780
Baa2	175	AmeriQuest Mortgage Securities, Inc., Ser. 2001-2, Class M3, 3.362%, 10/25/31	90,899
CCC(e)	33	Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2, 1.788%, 10/25/32	2,643
Aaa	881	Ser. 2002-BC8, Class A3, 1.438%, 11/25/32	551,213
Baa3	482	Argent Securities, Inc., Ser. 2003-W10, Class M2, 2.087%, 1/25/34	192,041
Baa1	600	Ser. 2003-W2, Class M4, 5.195%, 9/25/33	258,358
Aa2	960	Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1 1.137%, 8/25/33	461,741
Aa3	809	Asset Backed Securities Corp. Home Equity, Ser. 2003-HE3, Class M1 1.696%, 6/15/33	453,159
Aaa	1,000	Bank of America Credit Card Trust, Ser. 2007-A3, Class A3, 0.47%, 11/15/16	857,758
Baa2	1,475	Ser. 2006-C5, Class C5, 0.85%, 1/15/16	715,621
Aaa	1,100	Ser. 2008-A5, Class A5, 1.651%, 12/15/13	1,077,587
Aaa	299	Bear Stearns Asset Backed Securities Trust, Ser. 2002-2 Class A2, 1.637%, 10/25/32	168,049

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	9

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
Aaa	$133	Brazos Student Finance Corp., Ser. 1998-A, Class A2, 1.23%, 6/1/23(g)	$126,872
Ca	88	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2, 3.812%, 3/25/33	6,528
Aa1	1,000	Centex Home Equity, Ser. 2005-C, Class M1, 0.87%, 6/25/35	325,993
Aaa	1,000	Chase Issuance Trust, Ser. 2005-A11, Class A, 0.52%, 12/15/14	917,407
Aaa	1,600	Ser. 2007-A10, Class A10, 0.49%, 6/15/14	1,480,499
Aaa	1,000	Ser. 2008-A13, Class A13, 2.82%, 9/15/15	952,503
Baa2	1,630	Citibank Credit Card Issuance Trust, Ser. 2003-C4, Class C4, 5.00%, 6/10/15	955,829
Aaa	500	Ser. 2006-A1, Class A1, 1.281%, 2/7/15	445,739
Aaa	4,200	Ser. 2007-A7, Class A7, 0.80%, 8/20/14	3,842,732
Aa2	1,000	Citicorp Residential Mortgage Securities, Inc., Ser. 2006-2, Class A5, 6.036%, 9/25/36	536,078
Aa3	650	Countrywide Asset-Backed Certificates, Ser. 2004-12, Class MV3, 1.097%, 3/25/35	247,490
Baa3	43	CS First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2, 2.688%, 8/25/32	4,801
Aa2	459	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.70%, 7/25/34	313,112
A1	1,400	FBR Securitization Trust, Ser. 2005-2, Class M1, 0.92%, 9/25/35	637,771
A1	640	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF6, Class M2, 0.88%, 5/25/36	44,616

See Notes to Financial Statements.

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Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
Ba3	$520	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH1, Class M2, 0.96%, 6/25/36	$32,738
A1	545	Ford Credit Auto Owner Trust, Ser. 2006-B, Class C, 5.68%, 6/15/12	431,937
Aa1	206	Fremont Home Loan Trust, Ser. 2003-B, Class M1, 1.488%, 12/25/33	111,870
Aaa	958	HFC Home Equity Home Loan Asset Backed Certificates, Ser. 2004-1, Class A, 0.80%, 9/20/33	668,332
Aa2	684	Home Equity Asset Trust, Ser. 2003-5, Class M1, 1.488%, 12/25/33	384,998
Caa2	93	HSI Asset Securitization Corp. Trust, Ser. 2006-HE2, Class 2A1, 0.49%, 12/25/36	51,480
Aaa	14	Long Beach Mortgage Loan Trust, Ser. 2004-4, Class 1A1, 0.72%, 10/25/34	7,177
BBB(e)	1,400	MBNA Master Credit Card Trust, Ser. 1999-J, Class C, 7.85%, 2/15/12(f)	1,385,814
Baa2	1,000	Ser. 2006-C1, Class C1, 0.87%, 7/15/15	559,535
AAA(e)	664	Merrill Lynch Mortgage Investors Trust, Ser. 2004-OPT1, Class A2A, 0.80%, 6/25/35	264,058
Aa2	542	Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1, 1.637%, 5/25/33	276,991
Aa1	1,600	New Century Home Equity Loan Trust, Ser. 2004-4, Class M1, 0.95%, 2/25/35	767,408
Aa3	503	Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2, 1.238%, 12/25/34(g)	366,485
Aaa	400	Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5, 5.221%, 2/25/34	196,773

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	11

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
Aa1	$890	Residential Asset Securities Corp., Ser. 2005-EMX4, Class A3, 0.78%, 11/25/35	$486,671
Baa1	234	Saxon Asset Securities Trust, Ser. 2002-2, Class M2, 2.163%, 8/25/32	37,808
Aaa	270	Ser. 2002-3, Class M1, 1.562%, 12/25/32	178,518
Caa1	900	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1, 0.84%, 11/25/35	94,897
NR	28	Small Business Administration Participation Certificates, Ser. 2000-P10B, Class 1, 7.449%, 8/10/10	28,632
NR	459	Ser. 2001-20A, Class 1, 6.29%, 1/1/21	487,915
NR	361	Ser. 2001-P10B, Class 1, 6.344%, 8/10/11	376,670
NR	174	Ser. 2003-20I, Class 1, 5.13%, 9/1/23	181,877
Aaa	647	Structured Asset Investment Loan Trust, Ser. 2003-BC8, Class 3A3, 1.337%, 8/25/33	312,660
B(e)	346	Structured Asset Securities Corp., Ser. 2002-HF2, Class M3, 3.438%, 7/25/32(g)	156,108

		Total asset backed securities	24,210,017

BANK LOANS(g)(h) 2.8%

Cable 0.2%
B1	844	Insight Midwest Holding LLC, 2.00%, 10/6/13	717,532

Consumer 0.1%
Ba3	583	Huish Detergents, Inc., 2.18%, 4/26/14	514,056

Electric 0.5%
Ba1	498	NRG Energy, Inc., 2.62%, 2/1/13	461,947
Ba1	932	2.72%, 2/1/13	864,585

See Notes to Financial Statements.

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Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS(g)(h) (Continued)

Electric (cont’d.)
B1	$985	Texas Competitive Electric Holdings Co. LLC, 3.969%, 10/10/14	$664,987

			1,991,519

Gaming 0.1%
B3	279	Las Vegas Sands LLC, 2.18%, 5/23/14	167,410

Health Care & Pharmaceutical 1.2%
Ba3	419	HCA, Inc., 3.47%, 11/18/13	377,877
B1	553	Health Management Associates, 2.97%, 2/28/14	477,790
Ba3	1,179	Inverness Medical Innovations, 2.781%, 6/26/14	1,077,606
Ba3	1,670	PTS ACQ Corp., 2.678%, 4/10/14	1,150,801
Baa3	1,000	Royalty Pharma Finance Trust, 7.75%, 5/15/15	837,500
Ba2	193	Sun Healthcare Group, 3.22%, 4/11/14	165,264
Ba2	924	3.236%, 4/12/14	790,966

			4,877,804

Paper 0.1%
Baa3	610	Domtar Corp., 1.844%, 3/5/14	534,622

Technology 0.6%
Ba3	985	First Data Corp., 3.189%, 9/24/14	717,154
Ba1	1,071	Flextronics International Ltd., 3.125%, 10/1/14	819,458
Ba1	308	3.381%, 10/1/14	235,477
B3	980	Sensata Technologies, 2.812%, 4/27/13	683,445

			2,455,534

		Total bank loans	11,258,477

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	13

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS 1.8%
Aaa	$300	American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A, 4.39%, 2/25/45	$181,869
AAA(e)	413	Banc of America Funding Corp., Ser 2005-D, Class A1, 3.986%, 5/25/35	332,538
Aaa	31	Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1, 6.50%, 10/25/31	30,644
Aaa	119	Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-11, Class 1A1, 5.605%, 2/25/33	110,312
Ba1	605	Bear Stearns Alt-A Trust, Ser. 2005-4, Class 23A1, 5.363%, 5/25/35	343,830
Aa3	202	Ser. 2005-4, Class 23A2, 5.363%, 5/25/35	131,477
Baa3	189	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 3A2A, 5.25%, 2/20/36	122,542
A1	467	Countrywide Home Loan Trust, Ser. 2004-18CB, Class 3A1, 5.25%, 9/25/19	426,663
NR	7	Fannie Mae, Ser. 2000-32, Class FM, 0.90%, 10/18/30	7,157
NR	334	Ser. 2001-29, Class Z, 6.50%, 7/25/31	355,061
NR	570	FHLMC Structured Pass-Through Securities, Ser. T-61, Class 1A1, 3.033%, 7/25/44	548,568
NR	55	Ser. T-63, Class 1A1, 2.833%, 2/25/45	49,215
NR	197	Freddie Mac, Ser. 1628, Class LZ, 6.50%, 12/15/23	204,836
NR	508	Ser. 1935, Class JZ, 7.00%, 2/15/27	531,717
NR	262	Ser. 2241, Class PH, 7.50%, 7/15/30	281,325

See Notes to Financial Statements.

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Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
NR	$3	Government National Mortgage Association, Ser. 2000-26, Class DF, 0.85%, 9/20/30	$3,198
NR	3	Ser. 2000-30, Class FB, 0.90%, 10/16/30	2,785
Aaa	4	Indymac ARM Trust, Ser. 2001-H2, Class A1, 4.446%, 1/25/32	2,731
Aaa	407	MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1, 5.00%, 4/25/19	380,746
AAA(e)	453	Ser. 2003-7, Class 1A2, 5.50%, 9/25/33	414,918
AAA(e)	32	Prime Mortgage Trust, Ser. 2004-CL1, Class 2A2, 0.84%, 2/25/19	30,200
AAA(e)	156	Ser. 2004-CL1, Class 1A2, 0.84%, 2/25/34	125,795
AAA(e)	683	Regal Trust IV, Ser. 1999-1, Class A, 4.257%, 9/28/31(g)(f)	616,407
Aaa	73	Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1, 6.50%, 3/25/32	66,756
A1	731	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 4.918%, 2/25/34	506,344
Aaa	96	Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1, 1.107%, 9/19/32	72,828
Aaa	8	Structured Asset Securities Corp., Ser, 2002-14A, Class 2A1, 0.511%, 7/25/32	5,957
Aaa	20	Ser. 2002-1A, Class 4A, 4.687%, 2/25/32	17,388
A3	284	Thornburg Mortgage Securities Trust, Ser. 2006-6, Class A1, 0.55%, 11/25/46	244,984

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	15

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Aaa	$826	WaMu Mortgage Pass-Through Certificates, Ser. 2003-R1, Class A1, 0.98%, 12/25/27	$584,871
Aa2	133	Ser.2005-AR13, Class A1A1, 0.73%, 10/25/45	62,464
Aaa	7	Washington Mutual MSC Mortgage Pass-Through Certificates, Ser. 2003-AR1, Class 2A, 5.606%, 2/25/33	5,572
AAA(e)	682	Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-AR2, Class 2A1, 4.95%, 3/25/36	454,408

		Total collateralized mortgage obligations	7,256,106

COMMERCIAL MORTGAGE BACKED SECURITIES 11.6%
AAA(e)	1,218	Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB, 5.121%, 11/10/42	1,199,036
A3	650	Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 6.47%, 11/15/33(f)	471,005
Aaa	600	Ser. 2005-T18, Class AAB, 4.823%, 2/13/42	576,381
Aaa	800	Ser. 2005-T20, Class AAB, 5.283%, 10/12/42	788,545
Aaa	1,390	Citigroup Commercial Mortgage Trust, Ser. 2008-C7, Class A2A, 6.034%, 12/10/49	1,191,509
Aaa	1,300	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	971,947
A-(e)	4,300	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 5.44%, 9/15/30(f)	3,497,658
Aaa	1,500	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2, 6.22%, 12/10/49	1,318,833
AAA(e)	1,500	Commercial Mortgage Pass Through Certificates, Ser. 2006-C7, Ser. A3 5.899%, 6/10/46	1,296,430

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
AAA(e)	$1,915	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4 5.609%, 2/15/39	$1,524,905
AAA(e)	400	CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A3 5.10%, 8/15/38	353,170
AAA(e)	1,400	Ser. 2005-C5, Class A4 5.10%, 8/15/38	1,198,878
AAA(e)	1,783	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 6.015%, 5/15/46	1,347,776
Aaa	1,400	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5, 5.224%, 4/10/37	1,203,507
Aaa	2,380	Ser. 2007-GG9, Class A2, 5.381%, 3/10/39	2,105,589
AAA(e)	715	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB, 5.587%, 4/10/38	676,080
Aaa	1,500	J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2003-CB6, Class A2, 5.255%, 7/12/37	1,448,054
Aaa	1,740	Ser. 2003-ML1A, Class A2, 4.767%, 3/12/39	1,611,920
Aaa	730	Ser. 2005-CB12, Class A3A1, 4.824%, 9/12/37	674,150
Aaa	1,880	Ser. 2005-CB13, Class A4, 5.458%, 1/12/43	1,663,092
Aaa	870	Ser. 2005-LDP4, Class A4, 4.918%, 10/15/42	756,073
Aaa	1,800	Ser. 2005-LDP2, Class ASB, 4.659%, 7/15/42	1,738,060
Aaa	1,000	Ser. 2006-CB14, Class A4 5.481%, 12/12/44	832,253
Aaa	759	Ser. 2007-CB18, Class A3 5.447%, 6/12/47	541,359
Aaa	300	Ser. 2007-LD11, Class A2 5.992%, 6/15/49	250,283

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	17

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$600	LB-UBS Commercial Mortgage Trust, Ser. 2002-C2, Class C, 5.696%, 7/15/35	$559,421
Aaa	1,295	Ser. 2003-C8, Class A3, 4.83%, 11/15/27	1,244,129
Aaa	1,100	Ser. 2004-C8, Class A6, 4.799%, 12/15/29	826,261
Aaa	1,500	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 8/12/39	1,325,522
Aaa	385	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 6.104%, 6/12/46	325,041
AAA(e)	940	Ser. 2007-9, Class A2, 5.59%, 9/12/49	807,499
AAA(e)	1,410	Morgan Stanley Capital I, Inc., Ser. 2005-IQ9, Class A4, 4.66%, 7/15/56	1,282,285
AAA(e)	2,000	Ser. 2006-IQ12, Class ANM, 5.31%, 12/15/43	1,749,642
AAA(e)	2,600	Ser. 2006-T23, Class A4, 5.984%, 8/12/41	2,312,453
AAA(e)	1,105	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C9, Class A3, 4.608%, 12/15/35	1,083,059
Aaa	1,280	Ser. 2005-C22, Class A3, 5.46%, 12/15/44	1,153,212
Aaa	2,500	Ser. 2006-C25, Class A4, 5.926%, 5/15/43	2,089,218
Aaa	2,000	Ser. 2006-C27, Class A2, 5.624%, 7/15/45	1,752,393
Aaa	1,400	Ser. 2007-C34, Class A2, 5.569%, 5/15/46	1,203,901

		Total commercial mortgage backed securities	46,950,529

CORPORATE BONDS 32.1%

Airlines 1.0%
B1	1,150	American Airline, Inc., Pass-Thru Certs., Ser. 01-1, 6.817%, 5/23/11	816,500

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Baa2	$1,800	Continental Airlines, Inc., Pass-Thru Certs., Ser. 00-2, 7.487%, 10/2/10(b)(g)	$1,691,999
Baa2	6	Pass-Thru Certs., Ser. 01-1, 6.703%, 6/15/21(g)	4,510
Ba1	459	7.373%, 12/15/15	284,741
Baa1	500	Pass-Thru Certs., Ser. A, 5.983%, 4/19/22	395,000
Baa1	635	Delta Air Lines, Inc., Pass-Thru Certs., Ser. 071A 6.821%, 8/10/22	473,293
Ba1	419	United Airlines, Inc., Pass-Thru Certs., Ser. 2007-1, 6.636%, 7/2/22	284,895
NR	122	Pass-Thru Certs., Ser. A-4, 9.21%, 1/21/17	30,419

			3,981,357

Banking 4.4%
Ba2	1,183	Banco BMG SA (Brazil), Sr. Unsec.’d. Notes, 8.75%, 7/1/10(f)	1,165,583
B3	1,500	Bank of America Corp., Jr. Sub. Notes, 8.00%, 12/29/49(b)	852,210
A2	430	Sr. Unsec.’d. Notes, 5.65%, 5/1/18	350,050
A1	250	Bank of America NA, Sub. Notes, 5.30%, 3/15/17	187,482
Aa3	600	Bear Stearns Cos. LLC (The), Sub. Unsec’d. Notes, 7.25%, 2/1/18	612,731
A2	650	Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan), Jr. Sub. Notes, 5.506%, 12/29/49(f)	338,000

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	19

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Ca	$770	Citigroup, Inc., Jr. Sub. Notes, Zero Coupon, 4/29/49	$515,030
A2	1,715	Countrywide Financial Corp., Gtd. Notes, MTN, 5.80%, 6/7/12	1,572,199
Aa2	270	Credit Suisse (Switzerland), Sub. Notes, 6.00%, 2/15/18(b)	240,813
Aa2	1,395	Depfa ACS Bank (Ireland), 5.125%, 3/16/37(b)(f)	787,871
A2	185	Goldman Sachs Group, Inc. (The), Sub. Notes, 6.75%, 10/1/37	141,018
A1	575	Sub. Notes, 6.15%, 4/1/18	542,357
A1	975	Sr. Unsec’d. Notes, 5.95%, 1/18/18(b)	904,867
A1	595	HSBC Holdings PLC (United Kingdom), Sub. Notes, 6.50%, 5/2/36 - 9/15/37	508,400
A1	685	6.80%, 6/1/38(b)	603,089
Ba2	985	HSBK Europe BV (Netherlands), Gtd. Notes, 7.25%, 5/3/17(f)	492,500
Baa2	900	ICICI Bank Ltd. (India), Jr. Sub. Notes, 7.25%, 8/29/49(f)	482,244
Baa2	600	ICICI Bank Ltd. (Singapore), Notes, 5.75%, 11/16/10(f)	579,935
Aa3	1,080	JPMorgan Chase & Co., Sr. Unsec’d. Notes 6.30%, 4/23/19(b)	1,062,766
A2	835	Jr. Sub. Notes, 7.90%, 4/29/49	635,226

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Baa3	$700	Krung Thai Bank PCL (Thailand), Sub. Notes, 7.378%, 10/29/49	$384,338
Baa2	100	Lloyds Banking Group PLC (United Kingdom), Jr. Sub. Notes, (Original cost $100,000; purchased 1/26/09) 5.92%, 9/29/49(f)(i)	27,500
A2	750	Merrill Lynch & Co., Inc., Notes, MTN, 6.875%, 4/25/18	632,051
A3	510	Sub Notes, 6.11%, 1/29/37	297,935
A2	1,635	Morgan Stanley, Sr. Unsec’d. Notes, EMTN, 5.45%, 1/9/17	1,461,597
Ca	400	Northern Rock PLC (United Kingdom), Sub Notes, 6.594%, 6/29/49(f)	68,500
A2	900	Resona bank Ltd. (Japan), Notes, 5.85%, 9/29/49(f)	500,940
Aa3	1,600	Sumitomo Mitsui Banking Corp. (Japan), Sub. Notes, 5.625%, 7/29/49(f)	1,271,597
Aa3	460	Wachovia Bank, NA, Sub. Notes 6.60%, 1/15/38	361,928

			17,580,757

Brokerage
NR	785	Lehman Brothers Holdings, Inc., Jr. Sub. Notes, 6.50%, 7/19/17(k)	79
NR	745	Sr. Unsec’d. Notes, MTN, 6.875%, 5/2/18(k)	110,818

			110,897

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	21

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Building Materials & Construction 0.2%
BBB+(e)	$855	American Standard, Inc., Gtd. Notes, 7.625%, 2/15/10	$870,189

Cable 0.6%
Baa1	475	Comcast Cable Communications Holdings, Inc., Gtd. Notes, 9.455%, 11/15/22	551,998
Baa3	600	Cox Communications, Inc., Bonds, (Original cost $597,678; purchased 2/12/09) 8.375%, 3/1/39(f)(i)	582,289
Baa2	1,050	Time Warner Cable, Inc., Gtd. Notes, 5.85%, 5/1/17	1,009,617
Baa2	250	8.25%, 2/14/14	274,202

			2,418,106

Capital Goods 0.6%
Baa1	270	Erac USA Finance Co., Notes, (Original cost $269,528; purchased 4/24/06 - 8/16/07) 6.20%, 11/1/16(f)(g)(i)	203,076
Baa2	625	FedEx Corp., Gtd. Notes, 7.25%, 2/15/11	645,174
A2	1,500	Rockwell Automation, Inc., Sr. Unsec’d. Notes, 5.20%, 1/15/98(a)	1,091,551
Baa3	650	Waste Management, Inc., Gtd. Notes, 6.375%, 3/11/15	650,909

			2,590,710

Chemicals 0.3%
Baa1	750	Potash Corp. of Saskatchewan (Canada), Sr. Unsec.’d. Notes, 5.875%, 12/1/36	647,336

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Ba2	$850	Union Carbide Corp., Sr. Unsec’d Notes, 7.50%, 6/1/25	$559,586

			1,206,922

Consumer 0.1%
Ca	1,121	Realogy Corp., Gtd. Notes, PIK, 11.00%, 4/15/14	204,574

Electric 1.8%
Baa2	750	CenterPoint Energy Houston Electric LLC, Gen. Ref. Mortgage Bonds, Ser. J2, 5.70%, 3/15/13	761,835
Baa1	250	Consumers Energy Co., First Mortgage Bonds, Ser. D, 5.375%, 4/15/13	253,838
Baa2	1,250	Duke Energy Corp., Sr. Unsec’d. Notes, 6.30%, 2/1/14	1,318,179
Baa2	750	El Paso Electric Co., Sr. Unsec’d. Notes, 6.00%, 5/15/35	500,817
Baa3	185	Empresa Nacional de Electricidad SA (Chile), Unsub. Notes, 8.35%, 8/1/13	204,957
A3	515	Energy East Corp., Sr. Unsec’d Notes, 6.75%, 6/15/12 - 9/15/33	508,622
Baa3	1,000	Enersis SA (Chile), Sr. Unsec’d. Notes, 7.375%, 1/15/14	1,054,948
Baa1	125	Exelon Corp., Sr. Unsec’d Notes, 4.90%, 6/15/15	110,275
A3	750	Exelon Generation Co. LLC, Sr. Unsec’d. Notes, 6.20%, 10/1/17	695,495

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	23

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
A2	$400	Korea East-West Power Co. Ltd. (South Korea), Sr. Unsub. Notes, 4.875%, 4/21/11(f)	$399,179
Baa3	355	NiSource Finance Corp., Gtd. Notes, 5.45%, 9/15/20	274,455
A2	400	Northern States Power Co., First Mortgage Bonds, Ser. B, 8.00%, 8/28/12	448,038
Ba3	503	Orion Power Holdings, Inc., Sr. Unsec’d. Notes, 12.00%, 5/1/10	525,635
Baa3	175	Sierra Pacific Power Co., Gen. Ref. Mortgage Bonds, Ser. P, 6.75%, 7/1/37	153,223

			7,209,496

Energy—Integrated 0.6%
Baa2	400	Hess Corp., Sr. Unsec’d. Notes, 8.125%, 2/15/19(b)	438,220
Aa1	250	Shell International Finance BV (Netherlands), Gtd. Notes, 6.375%, 12/15/38(b)	266,071
Aa2	850	StatoilHydro ASA (Norway), Notes, 5.25%, 4/15/19(b)	869,542
Baa2	1,500	TNK-BP Finance SA (Luxembourg), Gtd. Notes, (Original cost $1,488,015; purchased 3/13/07) 6.625%, 3/20/17(f)(i)	1,005,000

			2,578,833

Energy—Other 1.2%
Baa2	940	EnCana Corp. (Canada), Sr. Unsec’d. Notes, 5.90%, 12/1/17(b)	926,067

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
Baa2	$775	GS Caltex Corp. (South Korea), Sr. Unsec’d. Notes, 7.75%, 7/25/11(f)	$745,770
A2	550	Halliburton Co., Sr. Unsec’d. Notes, 7.45%, 9/15/39	580,903
Baa1	470	Marathon Oil Canada Corp., (Canada), Sr. Sec’d. Notes, 8.375%, 5/1/12	502,092
Ba3	250	Newfield Exploration Co., Sr. Sub. Notes, 6.625%, 4/15/16	226,250
Baa3	400	Nexen, Inc. (Canada), Sr. Unsec’d. Notes, 6.40%, 5/15/37	291,040
Ba1	700	Pioneer Natural Resources Co., Sr. Unsec’d Notes, 6.875%, 5/1/18	595,281
Baa2	500	Valero Energy Corp., Sr. Unsec’d. Notes, 9.375%, 3/15/19	558,434
Baa1	360	Weatherford International, Inc., Gtd. Notes, 6.35%, 6/15/17	318,530

			4,744,367

Foods 1.3%
Baa1	730	General Mills, Inc., Sr. Unsec’d Notes, 5.20%, 3/17/15	735,561
Baa1	400	5.65%, 2/15/19(b)	408,386
Baa2	1,155	Kraft Foods, Inc., Sr. Unsec’d. Notes, 6.125%, 2/1/18	1,172,420
Ba3	2,425	Tyson Foods, Inc., Gtd. Notes, 7.85%, 4/1/16	2,199,339
B2	400	Sr. Unsec’d. Notes, 8.25%, 10/1/11	406,088

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	25

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Baa3	$420	Yum! Brands, Inc., Sr. Unsec’d Notes, 8.875%, 4/15/11	$450,905

			5,372,699

Foreign Government 1.4%
A1	100	China Development Bank Corp. (China), Unsec’d. Notes, 5.00%, 10/15/15	104,640
Baa1	420	Citigroup Global Markets Deutschland AG for OAO Gazprom (Germany), Sec’d. Notes, 10.50%, 10/21/09	430,920
Ba3	400	Credit Suisse First Boston International for CJSC The EXIM of Ukraine (United Kingdom), Sec’d. Notes, 6.80%, 10/4/12	236,000
A1	100	Export-Import Bank of China, (China), Unsec’d Notes, 4.875%, 7/21/15(f)	102,874
BBB+(e)	451	Gazprom International SA (Luxembourg), Gtd. Notes, 7.201%, 2/1/20(f)	403,317
BB-(e)	1,390	National Power Corp. (Philippines), Gtd. Notes, 5.501%, 8/23/11(f)	1,383,050
Baa1	780	Pemex Project Funding Master Trust, Gtd. Notes, 2.931%, 10/15/09(f)	780,000
Baa1	100	6.625%, 6/15/35	80,861
Baa1	220	9.125%, 10/13/10	235,400
Baa1	57	Petroleum Export Ltd. (Cayman Islands), Sr. Sec’d. Notes, 5.265%, 6/15/11(f)	49,438
A1	1,530	Petronas Capital Ltd. (Malaysia), Gtd. Notes, 7.00%, 5/22/12(f)	1,666,138

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foreign Government (cont’d.)
Aa2	$250	Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Bonds, (Original cost $250,000; purchased 8/4/05) 5.298%, 9/30/20(f)(i)	$216,598

			5,689,236

Health Care & Pharmaceutical 3.6%
A1	715	Abbott Laboratories, Inc., Sr. Unsec’d. Notes, 5.60%, 11/30/17	751,185
B3	400	Alliance Imaging, Inc., Sr. Sub. Notes, 7.25%, 12/15/12(k)	395,000
Baa3	2,600	AmerisourceBergen Corp., Gtd. Notes, 5.875%, 9/15/15	2,495,231
A3	200	Amgen, Inc., Sr. Notes, 5.70%, 2/1/19(b)	205,694
A3	500	Sr. Unsec’d. Notes, 6.40%, 2/1/39(b)	503,242
Baa2	105	Cardinal Health, Inc., Sr. Unsec’d. Notes, 5.80%, 10/15/16	97,729
A1	1,500	GlaxoSmithKline Capital, Inc., Gtd. Notes, 5.65%, 5/15/18(a)	1,556,871
Caa1	1,200	HCA, Inc., Sr. Unsec’d. Notes, MTN, 8.70%, 2/10/10	1,197,503
Baa3	1,400	Hospira, Inc., Sr. Unsec’d. Notes, 5.55%, 3/30/12	1,383,973
Baa3	1,000	McKesson Corp., Sr. Unsec’d. Notes, 6.50%, 2/15/14	1,054,698
Aa2	550	Novartis Securities Investment Ltd., (Bermuda) Gtd. Notes, 5.125%, 2/10/19	563,159

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	27

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Health Care & Pharmaceutical (cont’d.)
Aa2	$1,125	Pfizer, Inc., Sr. Unsec’d. Notes, 7.20%, 3/15/39	$1,236,080
A2	1,000	Roche Holdings, Inc., Gtd. Notes, 5.00%, 3/1/14(b)(f)	1,048,314
Baa1	1,185	Schering-Plough Corp., Sr. Unsec’d. Notes, 5.55%, 12/1/13	1,256,394
A3	730	Wyeth, Sr. Unsec’d. Notes, 5.50%, 2/15/16	748,674
A3	185	6.45%, 2/1/24	189,044

			14,682,791

Health Care Insurance 1.0%
A3	725	Aetna, Inc., Sr. Unsec’d. Notes, 6.75%, 12/15/37	631,698
Baa2	965	Cigna Corp., Sr. Unsec’d. Notes, 5.375%, 3/15/17	810,087
Ba1	2,100	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 1/15/15	1,543,869
Ba3	135	Health Net, Inc., Sr. Unsec’d. Notes, 6.375%, 6/1/17	94,500
Baa1	1,000	United Health Group, Inc., Sr. Unsec’d. Notes, 6.00%, 6/15/17	920,229

			4,000,383

Insurance 1.2%
A3	300	Ace INA Holdings, Inc., Gtd. Notes, 5.70%, 2/15/17	280,028

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Baa1	$500	Allied World Assurance Co. Holdings Ltd., (Bermuda), Sr. Unsec’d. Notes, 7.50%, 8/1/16	$352,150
A3	625	American International Group, Inc., Sr. Unsec’d. Notes, 4.25%, 5/15/13	230,911
A3	200	5.05%, 10/1/15	72,707
A3	1,300	Sr. Unsec’d. Notes, MTN, 5.85%, 1/16/18	438,692
Baa1	2,350	Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d Notes, 5.75%, 12/1/14	1,777,685
A2	750	Metlife, Inc., Notes, 7.717%, 2/15/19(b)	752,260
A2	820	Travelers Cos., Inc. (The), Sr. Unsec.’d Notes, MTN, 6.25%, 6/15/37	749,436
Ba1	260	XL Capital Ltd. (Cayman Islands), Jr. Sub. Notes, Ser. E, 6.50%, 12/31/49	78,000
Baa2	25	Sr. Unsec’d. Notes, 5.25%, 9/15/14	17,878

			4,749,747

Lodging 0.2%
B2	500	Felcor Lodging LP, Sr. Sec’d. Notes, 4.442%, 12/1/11	285,000
Ba1	380	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 6.25%, 2/15/13(b)	349,600

			634,600

Media & Entertainment 0.7%
Baa1	90	British Sky Broadcasting Group PLC, (United Kingdom), Gtd. Notes, 6.10%, 2/15/18(f)	81,861

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	29

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Baa1	$500	News America, Inc., Gtd. Notes, 5.30%, 12/15/14	$498,793
Baa1	550	7.625%, 11/30/28	452,750
Baa3	700	Viacom, Inc., Sr. Unsec’d. Notes, 5.75%, 4/30/11	699,671
Baa3	460	6.75%, 10/5/37	360,042
Baa3	230	6.875%, 4/30/36(b)	187,560
Baa2	750	Vivendi (France), Notes, 5.75%, 4/4/13(f)	718,552

			2,999,229

Metals 0.8%
Ba2	795	Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 8.375%, 4/1/17	779,100
Baa1	990	Rio Tinto Finance USA Ltd. (Austrlia), Gtd. Notes, 9.00%, 5/1/19(b)	1,017,903
Ba3	700	United States Steel Corp., Sr. Unsec’d. Notes, 7.00%, 2/1/18	519,940
Baa2	900	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 5.50%, 11/16/11(f)	807,208

			3,124,151

Non-Captive Finance 1.8%
Baa2	746	Bosphorus Financial Service Ltd. (Cayman Islands), Sr. Sec’d. Notes MTN, 3.034%, 2/15/12(g)	644,685
BB(e)	600	Calabash Re Ltd. (Cayman Islands), Notes, Ser. A1, 9.72%, 1/8/10(f)(g)	575,700

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Baa2		$150	Capital One Financial Corp., Sub. Notes, 6.15%, 9/1/16	$90,627
Aa2	AUD	1,090	General Electric Capital Australia Funding Pty. Ltd. (Australia), Gtd. Notes, MTN, 6.00%, 4/15/15	605,202
Aa2		700	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN, 1.122%, 10/26/09	692,286
Aa2		2,300	Sr. Unsec’d. Notes, MTN, Ser. A 1.226%, 10/6/10	2,186,523
Baa1		900	HSBC Finance Capital Trust IX, Gtd. Notes, 5.911%, 11/30/35	408,987
Ba2		1,750	Nelnet, Inc., Sub. Notes, 7.40%, 9/29/36	525,105
A2		910	Preferred Term Securities X Ltd. (Cayman Islands), Sr. Notes, 1.946%, 7/3/33(f)	300,355
Baa2		2,280	SLM Corp., Sr. Unsec’d Notes, MTN, 8.45%, 6/15/18	1,388,709

				7,418,179

Non-Corporate 1.4%
Ba1		1,500	Brazilian Government International Bonds (Brazil), Unsub. Notes, 9.25%, 10/22/10	1,636,499
B2	EUR	255	Jamaica Government Bond (Jamaica), Sr. Unsub. Notes, 11.00%, 7/27/12	308,713
Baa1		582	Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, 7.50%, 1/14/12	638,745
Baa1		1,000	Sr. Unsec’d. Notes, MTN, 8.00%, 9/24/22	1,135,000
Ba1		310	Panama Government International Bond (Panama), Unsub. Notes, 9.375%, 7/23/12	351,850

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	31

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Corporate (cont’d.)
Ba1	$475	Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, Zero Coupon, 5/31/18(f)	$287,201
Baa1	287	Russian Government International Bond (Russia), Unsub. Notes, 8.25%, 3/31/10(f)	293,173
Baa1	600	South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, 7.375%, 4/25/12	637,500
B1	400	Ukraine Government International Bond (Ukrain), Sr. Unsec’d. Notes, 5.151%, 8/5/09(f)	364,000
Ba3	160	Uruguay Government International Bond (Uruguay), Unsub. Notes, 7.25%, 2/15/11	164,800

			5,817,481

Paper 0.9%
B3	780	Graphic Packaging International, Inc., Gtd. Notes, 8.50%, 8/15/11	762,450
Baa3	725	International Paper Co., Sr. Unsec’d. Notes, 4.00%, 4/1/10	707,900
Baa3	2,000	7.40%, 6/15/14	1,804,786
Ba3	485	Norampac Industries, Inc. (Canada), Gtd. Notes, 6.75%, 6/1/13	339,500

			3,614,636

Pipelines & Other 0.2%
Baa3	755	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 7.50%, 7/1/38	670,227

Railroads 0.4%
Baa1	850	Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes, 6.15%, 5/1/37	786,219

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Railroads (cont’d.)
Baa3	$800	CSX Corp., Sr. Unsec’d. Notes, 5.75%, 3/15/13	$795,121

			1,581,340

Real Estate Investment Trusts 0.7%
Baa3	665	Post Apartment Homes LP, Sr. Unsec’d. Notes, 5.45%, 6/1/12	548,834
Baa1	600	Realty Income Corp., Sr. Unsec’d. Notes, 6.75%, 8/15/19	441,311
A3	600	Simon Property Group LP, Sr. Unsec’d. Notes 10.35%, 4/1/19(b)	626,261
A3	1,250	Sr. Unsec’d. Notes, 5.30%, 5/30/13(b)	1,116,671

			2,733,077

Retailers 0.9%
Baa2	1,310	CVS Caremark Corp., Sr. Unsec’d Notes, 6.25%, 6/1/27(b)	1,235,603
Ba1	1,000	GameStop Holdings Corp., Gtd. Notes, 8.00%, 10/1/12(b)	1,015,000
A2	300	Target Corp., Sr. Unsec’d. Notes, 6.50%, 10/15/37	260,214
A2	725	7.00%, 1/15/38	684,835
Aa2	220	Wal-Mart Stores, Inc., Sr, Unsec’d. Notes, 6.50%, 8/15/37	233,304

			3,428,956

Technology 1.3%
Ba2	1,200	Affiliated Computer Services, Inc., Sr. Unsec’d Notes, 4.70%, 6/1/10	1,190,999

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	33

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
A1	$1,000	Cisco Systems, Inc., Notes 5.90%, 2/15/39	$946,413
B3	950	First Data Corp., Gtd. Notes, 9.875%, 9/24/15(b)	656,688
Baa2	500	Fiserv, Inc., Gtd. Notes, 6.125%, 11/20/12	495,561
A1	470	International Business Machines Corp., Sr. Unsec’d Notes, 8.00%, 10/15/38(b)	580,825
Ba1	90	Jabil Circuit, Inc., Sr. Unsec’d. Notes, 5.875%, 7/15/10	85,500
Baa3	31	Motorola, Inc., Sr. Unsec’d. Notes, 8.00%, 11/1/11	30,941
A1	850	Nokia OYJ Corp. (Finland), Sr. Unsec’d. Notes, 5.375%, 5/15/19	842,138
A2	450	Oracle Corp., Sr. Unsec’d. Notes, 5.75%, 4/15/18	476,749

			5,305,814

Telecommunications 2.9%
A2	650	AT&T, Inc., Sr. Unsec’d. Notes, 5.80%, 2/15/19(b)	660,895
Baa3	4,350	Embarq Corp., Sr. Unsec’d Notes, 7.082%, 6/1/16	4,176,000
Ba2	600	Frontier Communications Corp., Sr. Unsec’d. Notes, 8.25%, 5/1/14(b)	589,500
A2	505	New Cingular Wireless Services, Inc., Gtd. Notes, 8.125%, 5/1/12	558,023

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
A2		$1,430	New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes, 8.75%, 3/1/31	$1,636,848
Ba1		500	Qwest Corp., Sr. Unsec’d Notes, 7.625%, 6/15/15	473,750
Ba1		250	7.875%, 9/1/11	248,125
Ba1		700	Sr. Unsec’d. Notes, 8.375%, 5/1/16(b)(f)	696,500
Baa2		540	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 4.875%, 10/1/10	536,365
A3		900	Verizon Communications, Inc., Sr. Unsec’d. Notes, 6.35%, 4/1/19	935,192
A2		1,140	Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 5.55%, 2/1/14(f)	1,195,892

				11,707,090

Tobacco 0.6%
Baa1		1,500	Altria Group, Inc., Gtd. Notes, 9.95%, 11/10/38	1,646,508
Baa3		650	Reynolds American, Inc., Sr. Sec’d. Notes, 6.75%, 6/15/17	584,221

				2,230,729

			Total corporate bonds	129,256,573

FOREIGN GOVERNMENT OBLIGATIONS 0.7%
A1		1,800	DP World Ltd., Notes, MTN 6.85%, 7/2/37	1,026,180
Baa1	HUF	226,630	Hungary Government Bond (Hungary), Bond, Ser. 15/A, 8.00%, 2/12/15	925,660
A2	PLN	3,110	Poland Government Bond (Poland), Bond, Ser. 1015, 6.25%, 10/24/15	945,498

			Total foreign government obligations	2,897,338

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	35

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

MORTGAGE BACKED SECURITIES 38.0%
$875	Federal Home Loan Mortgage Corp., 4.50%, 2/1/19 - 7/1/19	$903,360
3,586	5.00%, 11/1/18 - 5/1/34	3,721,602
6,000	5.00%, TBA 30YR	6,150,000
852	5.209%, 12/1/35	880,651
6	5.275%, 7/1/30	5,907
5,055	5.50%, 10/1/33 - 5/1/37	5,256,915
11,000	5.50%, TBA 30YR	11,378,126
3,525	6.00%, 3/1/16 - 11/1/36	3,704,588
3,000	6.00%, TBA 30YR	3,131,250
700	6.50%, 3/1/16 - 11/1/33	746,101
300	7.00%, 9/1/32	321,970
38	8.50%, 11/1/24 - 12/1/25	42,321
117	Federal National Mortgage Association, 2.913%, 9/1/40	116,035
82	3.921%, 5/1/36	82,096
2,742	4.00%, 5/1/19 - 3/1/20	2,791,355
8,652	4.50%, 6/1/18 - 9/1/35	8,885,906
36	4.546%, 1/1/28	36,356
27	4.728%, 9/1/31	27,139
14,185	5.00%, 9/1/17 - 5/1/38	14,711,809
38,475	5.50%, 12/1/16 - 10/1/35	40,042,456
754	5.901%, 6/1/37	789,717
4,275	5.954%, 7/1/37	4,470,861
16,901	6.00%, 5/1/16 - 5/1/38	17,739,852
8,500	6.00%, TBA 30YR	8,871,876
3,004	6.50%, 12/1/17 - 4/1/33	3,206,839
195	7.00%, 5/1/32 - 6/1/32	209,670
18	Government National Mortgage Association, 4.125%, 11/20/29	18,157
100	5.375%, 5/20/30	102,436
3,923	5.50%, 8/15/33 - 5/20/39	4,078,863
3,000	5.50%, TBA 30YR	3,116,250
390	6.00%, 3/15/33 - 6/15/33	409,522
1,786	6.50%, 9/15/32 - 7/15/38	1,890,424
5,000	6.50%, TBA 30YR	5,257,810
1	8.00%, 8/20/31	1,184
2	8.50%, 6/15/30	2,043

	Total mortgage backed securities	153,101,447

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Moody’s Rating†	Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS 1.3%

California 0.8%
Aaa	$1,025	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., Ser 2003-A-1 (Prefunded dates 6/1/08 - 6/1/13) 6.25%, 6/1/13(l)	$1,125,184
Aaa	300	Ser 2003-A-1, (Prefunded date 6/1/13) 6.75%, 6/1/39(l)	350,829
A2	1,200	State of California, G.O., 7.55%, 4/1/39	1,252,103
Aa1	470	University Calif Rev., Ser. O 5.25%, 5/15/39	470,353

			3,198,469

Georgia 0.1%
Aaa	400	Georgia St Rd. & Twy. Auth. Rev., 5.00%, 3/1/21	415,936

New Jersey 0.2%
A3	750	New Jersey St. Tpk. Auth. Rev., Ser. F, 7.414%, 1/1/40	817,163

Pennsylvania 0.2%
A1	1,000	Adams Cnty. Penn., F.G.I.C., G.O., 4.75%, 11/15/28	992,430

		Total municipal bond	5,423,998

STRUCTURED NOTES 1.0%
Caa2	1,583	Dow Jones CDX High Yield, Pass-Thru Certs., Ser. 5-T3, 8.25%, 12/29/10(f)	1,529,893
B3	2,438	Ser. 6-T1, 8.625%, 6/29/11(f)	2,328,290

		Total structured notes	3,858,183

U.S. GOVERNMENT AGENCY SECURITIES 2.0%
	1,600	Federal Home Loan Mortgage Corp., 2.50%, 4/23/14	1,597,581
	6,400	Federal National Mortgage Association, 2.75%, 3/13/14	6,471,513

		Total U.S. government agency securities	8,069,094

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	37

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

U.S. GOVERNMENT TREASURY SECURITIES 2.8%
$965		United States Treasury Bonds, 3.50%, 2/15/39	$874,377
5		4.50%, 5/15/38	5,380
655		8.75%, 8/15/20	963,362
1,576		United States Treasury Inflation Index Bonds, 2.00%, 7/15/14	1,608,735
2,285		United States Treasury Strip Coupon, 5.09%, 11/15/20(b)(j)	1,431,032
6,695		United States Treasury Strip Principal, 3.99%, 5/15/20(a)(b)(j)	4,328,605
965		4.09%, 8/15/20(j)	613,897
3,560		6.82%, 8/15/29(j)	1,480,362

		Total U.S. government treasury securities	11,305,750

		Total long-term investments (cost $436,145,120)	403,587,512

Shares
SHORT-TERM INVESTMENTS 13.0%

AFFILIATED MUTUAL FUNDS
2,810,438		Dryden Core Investment Fund—Short Term Bond Series (cost $27,894,951)(d)	20,909,656
31,281,517		Dryden Core Investment Fund—Taxable Money Market Series (cost $31,281,517; includes $20,695,636 of cash collateral received for securities on loan)(c)(d)	31,281,517

		Total affiliated mutual funds (cost $59,176,468)	52,191,173

Notional Amount (000)#
OUTSTANDING OPTIONS PURCHASED*

Call Option
6	(n)	U.S. Bond Future Options, expiring 5/22/09 @ $124 (cost $8,924)	7,781

		Total short-term investments (cost $59,185,392)	52,198,954

		Total Investments, Before Security Sold Short 113.1% (cost $495,330,512)	455,786,466

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Principal Amount (000)#	Description	Value (Note 1)

SECURITY SOLD SHORT (3.1)%

MORTGAGE BACKED SECURITY
$12,000	Federal National Mortgage Association, 5.50%, TBA 30 YR (proceeds $12,442,500)	$(12,431,256)

	Total Investments, Net of Security Sold Short 110.0% (cost $482,888,012; Note 5)(m)	443,355,210
	Liabilities in excess of other assets(o) (10.0)%	(40,346,367)

	Net Assets 100.0%	$403,008,843

The following abbreviations are used in portfolio descriptions:

AUD— Australian Dollar

EMTN—Euro Medium Term Note

EUR—Euro

F.G.I.C.—Financial Guaranty Insurance Company

GBP—British Pound

G.O.—General Obligation

HUF—Hungarian Forint

MTN— Medium Term Note

NOK—Norwegian Krone

NR—Not rated by Moody’s or Standard & Poor’s

NZD—New Zealand Dollar

PIK—Payment-In-Kind

PLN—Polish Zloty

TBA—To Be Announced Security

*	Non-income producing security.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
†	The ratings reflected are as of April 30, 2009. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or portion of security segregated as collateral for financial futures contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $20,253,990; cash collateral of $20,695,636 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Standard & Poor’s rating.
(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(g)	Indicates securities that have been deemed illiquid.
(h)	Variable rate instrument.
(i)	Indicates a restricted security; the aggregate cost of such securities is $2,705,221. The aggregate value of $2,034,463 is approximately 0.5% of net assets.

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	39

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

(j)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(k)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(l)	Prerefunded security is secured by escrowed cash and/or U.S. government guaranteed obligations.
(m)	As of April 30, 2009, 1 security valued at $126,872 and representing 0.03% of the net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(n)	Represents actual principal amount (not rounded to nearest thousand).
(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, forward foreign currency contracts and swaps as follows:

Open futures contracts outstanding at April 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2009	Unrealized Appreciation/ (Depreciation)
	Long Positions:
8	Euro Bond	Jun. 2009	$1,310,901	$1,296,957	$(13,944)
94	U.S. Treasury 5 Yr. Note	Jun. 2009	11,046,051	11,011,219	(34,832)
13	U.S. Treasury 10 Yr. Note	Jun. 2009	1,565,134	1,572,188	7,054
181	U.S. Treasury 2 Yr. Note	Jun. 2009	39,294,071	39,375,984	81,913
88	U.S. Long Bond	Jun. 2009	10,972,624	10,785,500	(187,124)

					$(146,933)

Forward foreign currency exchange contracts outstanding at April 30, 2009:

Foreign Currency Contracts	Contracts to Deliver		Payable at Settlement Date	Value at April 30, 2009	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar expiring 5/20/09	AUD	32,700	$23,428	$23,730	$302
expiring 5/20/09	AUD	262,897	185,800	190,791	4,991
Euro expiring 5/26/09	EUR	151,541	200,800	200,486	(314)
expiring 5/26/09	EUR	149,988	198,800	198,431	(369)
Hungarian Forint expiring 5/22/09	HUF	37,157,701	160,600	169,607	9,007
Pound Sterling expiring 5/26/09	GBP	141,687	205,673	209,597	3,924
Norwegian Krone expiring 5/22/09	NOK	1,321,968	193,498	201,166	7,668
New Zealand Dollar expiring 5/20/09	NZD	343,589	195,641	194,121	(1,520)
Polish Zloty expiring 5/22/09	PLN	648,895	200,100	193,745	(6,355)

					17,334

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Foreign Currency Contracts	Contracts to Deliver		Payable at Settlement Date	Value at April 30, 2009	Unrealized Depreciation
Sold:
Australian Dollar expiring 5/20/09	AUD	272,128	$194,972	$197,490	$(2,518)
expiring 5/20/09	AUD	272,543	191,700	197,791	(6,091)
Euro expiring 5/26/09	EUR	57,176	74,427	75,642	(1,215)
Hungarian Forint expiring 5/22/09	HUF	189,875,450	814,951	866,690	(51,739)
Polish Zloty expiring 5/22/09	PLN	3,161,657	930,200	943,998	(13,798)

					(75,361)

					$(58,027)

Interest rate swap agreements outstanding at April 30, 2009:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services, Inc.	5/1/2039	$870	3.49751%	3 month LIBOR	$22,929
Morgan Stanley Capital Services, Inc.	3/27/2014	3,370	2.38500	3 month LIBOR	21,768

					$44,697

(a)	The Portfolio receives the floating rate and pays the fixed rate.

Credit default swap agreements outstanding at April 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(4)		Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Credit default swaps on Corporate Issues—Buy Protections(1):
Morgan Stanley Capital Services, Inc.	9/20/2012		$2,500	1.70%	CIT Group, Inc., 7.75%, due 4/2/12	$(4,958)
Morgan Stanley Capital Services, Inc.	6/20/2013	EUR	1,300	1.65%	Itraxx Euro zero coupon, due 6/20/13	42,661
Goldman Sachs International	3/20/2014		1,250	0.70%	Duke Energy Corp. 5.65%, due 6/15/13	(16,106)

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	41

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Counterparty	Termination Date	Notional Amount (000)#(4)		Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	3/20/2014	EUR	2,000	5.30%	International Paper Co. 5.30%, due 4/1/15	$(162,725)
Goldman Sachs International	3/20/2014		1,250	6.60%	Simon Property Group LP 5.25%, due 12/1/16	(139,874)
JPMorgan Chase Bank	6/20/2016		1,250	1.50%	Embarq Corp. 7.082%, due 6/1/16	(57,640)
Merrill Lynch Capital Services, Inc.	9/20/2016		2,425	1.73%	Tyson Foods, Inc., 6.60%, due 4/1/16	25,552
Deutsche Bank AG	3/20/2018		1,300	3.70%	American International Group 6.25%, due 5/1/36	702,097
Deutsche Bank AG	3/20/2014		380	7.05%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 5/1/12	(62,689)
Barclays Bank PLC	9/25/2035		748	3.35%	Accredited Mortgage Loan Trust, Ser. 2005 -3, Class M9, 7.02%, due 9/25/35	717,703
Barclays Bank PLC	3/20/2014		1,000	5.00%	Cooper Tire & Rubber Co. 7.625%, due 3/15/27	(52,609)
Citibank, NA	3/25/2035		523	3.00%	Centex Home Equity, Ser. 2005-B, Class B 4.485%, due 3/25/35
Citibank, NA	1/25/2035		506	3.00%	Morgan Stanley Capital, Inc., Ser. 2005-HE2, Class B3 5.035%, due 1/25/35	(253)
Citibank, NA	1/25/2035		463	3.00%	Morgan Stanley Capital, Inc., Ser. 2005-HE2, Class B2 4.435%, due 1/25/35	249,889
Citibank, NA	6/20/2014		2,000	0.70%	United Parcel Service, Inc. 7.62%, due 4/1/30	(11,515)
Morgan Stanley Capital Services, Inc.	5/25/2036		2,000	3.23%	Countrywide Asset-Backed Certificates, Ser. 2005-16, Class MV8, 7.57%, due 5/25/36	1,973,719

						$3,203,252

See Notes to Financial Statements.

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Counterparty	Termination Date	Implied Credit Spread at April 30, 2009(3)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit default swaps on Corporate Issues—Sell Protections(2):
Morgan Stanley Capital Services, Inc.	6/20/2009	1.691%	$333	0.82%	Covidien Ltd.,(5) 6.00%, due 10/15/17	$(4,363)	$(3,887)	$(476)
Morgan Stanley Capital Services, Inc.	6/20/2009	1.691	333	0.82%	Tyco Electronics Ltd.,(5) 6.00%, due 10/1/12	(4,364)	(3,888)	(476)
Morgan Stanley Capital Services, Inc.	6/20/2009	1.691	333	0.82%	Tyco International Group SA,(5) 6.00%, due 11/15/13	(4,362)	(3,887)	(475)
Morgan Stanley Capital Services, Inc.	6/20/2009	10.083	1,100	1.90%	Texas Competitive Electric Holdings, Inc., LLC, 6.235%, due 10/10/14	(27,844)	—	(27,844)
Deutsche Bank AG	3/20/2010	8.106	1,000	5.00%	ArcelorMittal 6.125%, due 6/1/18	103,574	70,278	33,296
Morgan Stanley Capital Services, Inc.	12/20/2014	8.808	1,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	(433,883)	—	(433,883)

						$(371,242)	$58,616	$(429,858)

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

#	Notional amount is shown in U.S. dollars unless otherwise stated.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	43

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

(5)	As a result of a spin off from Tyco International Ltd., prior to October 31, 2007 and in accordance with ISDA rule, the split of the company caused a three way split in the credit default swap contract.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$52,198,954	$(146,933)
Level 2—Other Significant Observable Inputs (Long)	403,460,640	(223,908)
Level 2—Other Significant Observable Inputs (Short)	(12,431,256)	—
Level 3—Significant Unobservable Inputs	126,872	2,983,972

Total	$443,355,210	$2,613,131

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3), were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 10/31/08	$212,690	$3,638,558
Realized gain (loss)	350	—	*
Change in unrealized appreciation (depreciation)	(1,196)	(704,888)
Net purchases (sales)	(84,972)	—
Transfers in and/or out of Level 3	—	50,302

Balance as of 4/30/09	$126,872	$2,983,972

*	The realized gain incurred during the period for other financial instruments was $692,622.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2009 were as follows:

Mortgage Backed Securities	38.0%
Affiliated Mutual Funds (including 5.1% of collateral received for securities on loan)	13.0
Commercial Mortgage Backed Securities	11.6
Asset Backed Securities	6.0
Health Care & Pharmaceutical	4.8
Banking	4.4
Telecommunications	2.9
U.S. Government Treasury Securities	2.8
Electric	2.3
Foreign Government	2.1
U.S. Government Agency Securities	2.0
Technology	1.9
Collateralized Mortgage Obligations	1.8
Non-Captive Finance	1.8
Non-Corporate	1.4
Foods	1.3
Municipal Bonds	1.3
Energy-Other	1.2
Insurance	1.2
Airlines	1.0
Health Care Insurance	1.0
Paper	1.0
Structured Notes	1.0
Retailers	0.9
Cable	0.8
Metals	0.8
Media & Entertainment	0.7
Real Estate Investment Trusts	0.7
Capital Goods	0.6
Energy-Integrated	0.6
Tobacco	0.6
Railroads	0.4
Chemicals	0.3
Building Materials & Construction	0.2
Consumer	0.2
Lodging	0.2
Pipelines & Other	0.2
Gaming	0.1

113.1
Security Sold Short	(3.1)
Liabilities in excess of other assets	(10.0)

100.0%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	45

Statement of Assets and Liabilities

as of April 30, 2009 (Unaudited)

Assets
Investments, at value including securities on loan of $20,253,990:
Unaffiliated Investments (cost $436,154,044)	$403,595,293
Affiliated Investments (cost $59,176,468)	52,191,173
Cash	197,545
Foreign currency, at value (cost $125)	130
Receivable for investments sold	33,343,290
Unrealized appreciation on interest rate and credit default swaps	3,789,614
Dividends and interest receivable	3,609,465
Receivable for Fund shares sold	447,601
Premiums for swaps purchased	352,205
Unrealized appreciation on forward currency contracts	25,892
Prepaid expenses	6,727

Total assets	497,558,935

Liabilities
Payable for investments purchased	58,261,043
Payable to broker for collateral for securities on loan	20,695,636
Security sold short, at value (proceeds $12,442,500)	12,431,256
Unrealized depreciation on interest rate and credit default swaps	971,523
Payable for Fund shares reacquired	898,181
Income distribution payable	436,613
Accrued expenses	341,581
Distribution fee payable	127,766
Premiums for swaps written	101,626
Management fee payable	91,069
Unrealized depreciation on forward currency contracts	83,919
Affiliated transfer agent fee payable	72,370
Deferred directors’ fees	31,950
Due to broker-variation margin	5,559

Total liabilities	94,550,092

Net Assets	$403,008,843

Net assets were comprised of:
Common stock, at par	$34,153
Paid-in capital in excess of par	455,640,852

455,675,005
Distributions in excess of net investment income	(592,312)
Accumulated net realized loss on investments and foreign currency transactions	(15,124,778)
Net unrealized depreciation on investments and foreign currencies	(36,949,072)

Net assets, April 30, 2009	$403,008,843

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($254,062,806 ÷ 21,527,336 shares of common stock issued and outstanding)	$11.80
Maximum sales charge (4.50% of offering price)	0.56

Maximum offering price to public	$12.36

Class B
Net asset value, offering price and redemption price per share
($44,001,813 ÷ 3,728,244 shares of common stock issued and outstanding)	$11.80

Class C
Net asset value, offering price and redemption price per share
($46,686,933 ÷ 3,958,753 shares of common stock issued and outstanding)	$11.79

Class L
Net asset value, offering price and redemption price per share ($10,444,834 ÷ 885,185 shares of common stock issued and outstanding)	$11.80
Maximum sales charge (4.25% of offering price)	0.52

Maximum offering price to public	$12.32

Class M
Net asset value, offering price and redemption price per share ($18,373,569 ÷ 1,557,009 shares of common stock issued and outstanding)	$11.80

Class R
Net asset value, offering price and redemption price per share ($985 ÷ 83.502 shares of common stock issued and outstanding)	$11.80

Class X
Net asset value, offering price and redemption price per share ($7,039,667 ÷ 595,493 shares of common stock issued and outstanding)	$11.82

Class Z
Net asset value, offering price and redemption price per share ($22,398,236 ÷ 1,901,016 shares of common stock issued and outstanding)	$11.78

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	47

Statement of Operations

Six Months Ended April 30, 2009 (Unaudited)

Net Investment Income
Income
Interest income	$10,167,575
Affiliated dividend income	518,208
Affiliated income from securities loaned, net	39,459

Total income	10,725,242

Expenses
Management fee	987,070
Distribution fee—Class A	302,246
Distribution fee—Class B	177,209
Distribution fee—Class C	161,251
Distribution fee—Class L	26,597
Distribution fee—Class M	107,341
Distribution fee—Class R	2
Distribution fee—Class X	9,632
Transfer agent’s fee and expenses (including affiliated expense of $167,300) (Note 3)	434,000
Custodian’s fees and expenses	115,000
Reports to shareholders	60,000
Registration fees	56,000
Audit fee	21,000
Directors’ fees	13,000
Legal fees and expenses	13,000
Insurance	4,000
Interest expenses (Note 7)	121
Miscellaneous	8,841

Total expenses	2,496,310
Expense reimbursement (Note 2)	(509,197)

Net expenses	1,987,113

Net investment income	8,738,129

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated: $(12,232))	$(4,049,712)
Foreign currency transactions	58,016
Financial futures transactions	4,370,917
Short sales transactions	34,844
Swaps	1,471,348
Written option transactions	26,178

1,911,591

Net change in unrealized appreciation (depreciation) on:
Investments	19,574,042
Foreign currencies	114,619
Financial futures contracts	360,809
Short sales	(77,664)
Swaps	(1,686,168)

18,285,638

Net gain on investments and foreign currency transactions	20,197,229

Net Increase In Net Assets Resulting From Operations	$28,935,358

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$8,738,129	$21,721,571
Net realized gain on investments and foreign currency transactions	1,911,591	3,153,081
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	18,285,638	(53,097,265)

Net increase (decrease) in net assets resulting from operations	28,935,358	(28,222,613)

Dividends from net investment income (Note 1)
Class A	(6,349,971)	(12,179,454)
Class B	(1,124,256)	(3,043,149)
Class C	(1,018,935)	(1,988,011)
Class L	(267,342)	(621,994)
Class M	(489,415)	(1,610,480)
Class R	(23)	(36)
Class X	(219,114)	(524,354)
Class Z	(632,241)	(1,126,671)

	(10,101,297)	(21,094,149)

Capital Contributions
Class X	6,252	8,015

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	46,345,124	99,148,934
Net asset value of shares issued in reinvestment of dividends	8,892,835	18,621,331
Cost of shares reacquired	(68,539,289)	(135,528,285)

Net decrease in net assets from Fund share transactions	(13,301,330)	(17,758,020)

Total increase (decrease)	5,538,983	(67,066,767)

Net Assets
Beginning of period	397,469,860	464,536,627

End of period(a)	$403,008,843	$397,469,860

(a) Includes undistributed net investment income of:	$—	$770,856

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	49

Notes to Financial Statements

(Unaudited)

Dryden Total Return Bond Fund, Inc. (the “Fund”), incorporated in Maryland on September 1, 1994, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund’s investment objective is total return. The Fund seeks to achieve its objective through a mix of current income and capital appreciation as determined by the Fund’s investment adviser. This means we invest at least 80% of the Fund’s investable assets in debt securities, including U.S. Government securities, mortgage-related securities, corporate securities and foreign securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange other than options on securities and indices are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the

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issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign

Dryden Total Return Bond Fund, Inc.	51

Notes to Financial Statements

(Unaudited) continued

currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

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Risk: Forward currency contracts, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at April 30, 2009 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Dryden Total Return Bond Fund, Inc.	53

Notes to Financial Statements

(Unaudited) continued

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period.

Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Fund as a seller of protection could be required to pay under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection

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credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the fair values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing fair value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Some Funds may enter into total return swaps to manage their exposure to a security, commodity or an index. In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount.

These swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. The swaps are valued daily at current fair value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Certain Funds have entered into over-the-counter derivative agreements. Such agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination the contract(s) may impact the amounts reported on financial statements. As of April 30, 2009 Dryden Total Return

Dryden Total Return Bond Fund, Inc.	55

Notes to Financial Statements

(Unaudited) continued

Bond Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Short Sales: The Fund may enter into short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are

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calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income.

Net investment income or loss (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Dryden Total Return Bond Fund, Inc.	57

Notes to Financial Statements

(Unaudited) continued

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of 0.50 of 1% of the Fund’s average daily net assets up to $1 billion and 0.45 of 1% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was 0.50 of 1% for the six months ended April 30, 2009.

PI has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30 of 1%, 1%, 1%, 0.50 of 1%, 1%, 0.75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended April 30, 2009, PIMS contractually agreed to limit such fees to 0.25 of 1%, 0.75 of 1% and 0.50 of 1% of the daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has voluntarily agreed to limit such fees to 0.75 of 1% of the daily net assets on Class B. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

PIMS has advised the Fund that it has received approximately $104,700 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2009. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2009, it received approximately $800, $55,900, $4,200, $21,200 and $400 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

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PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2009, the Fund incurred approximately $79,100 in total networking fees, of which approximately $28,800 were paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2009, PIM has been compensated approximately $16,900 for these services.

The Fund invests in the Short Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Taxable Money Market Series (the “Portfolio”) of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2009 aggregated $980,266,514 and $990,096,248, respectively. United States government securities represent $172,852,308 and $171,723,037 of those purchases and sales, respectively.

Transactions in options written during the six months ended April 30, 2009, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2008	$—	$—
Options written	62	52,156
Options terminated in closing purchase transactions	(62)	(52,156)
Options expired	—	—
Options outstanding at April 30, 2009	—	—

	$—	$—

Dryden Total Return Bond Fund, Inc.	59

Notes to Financial Statements

(Unaudited) continued

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$495,827,187	$8,304,123	$(48,344,844)	$(40,040,721)

The difference between book and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales.

For federal tax purposes, the Fund had a capital loss carryforward as of October 31, 2008 of approximately $16,830,000 of which $10,346,000 expires in 2010, $45,000 expires in 2013 and $6,439,000 expires in 2014. The Fund utilized approximately $2,719,000 of its capital loss carryforward to offset net taxable gains realized in the year ended October 31, 2008. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realized the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 4.50% and 4.25%, respectively. Investors who purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. A special exchange privilege is also available for shareholders

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who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Strategic Partners and JennisonDryden funds. Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class X, Class R and Class Z shares, each of which consists of 500 million, 500 million, 400 million, 100 million, 100 million, 200 million, 100 million and 100 million shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2009:
Shares sold	2,225,838	$25,674,240
Shares issued in reinvestment of dividends	485,832	5,588,210
Shares reacquired	(3,317,925)	(38,153,715)

Net increase (decrease) in shares outstanding before conversion	(606,255)	(6,891,265)
Shares issued upon conversion from Class B, Class M and Class X	1,249,600	14,294,527

Net increase (decrease) in shares outstanding	643,345	$7,403,262

Year ended October 31, 2008:
Shares sold	3,680,371	$45,716,695
Shares issued in reinvestment of dividends	875,968	10,848,043
Shares reacquired	(5,324,966)	(65,552,250)

Net increase (decrease) in shares outstanding before conversion	(768,627)	(8,987,512)
Shares issued upon conversion from Class B, Class M and Class X	2,386,375	29,611,916

Net increase (decrease) in shares outstanding	1,617,748	$20,624,404

Dryden Total Return Bond Fund, Inc.	61

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended April 30, 2009:
Shares sold	408,519	$4,707,288
Shares issued in reinvestment of dividends	86,729	996,458
Shares reacquired	(673,839)	(7,719,924)

Net increase (decrease) in shares outstanding before conversion	(178,591)	(2,016,178)
Shares reacquired upon conversion into Class A	(829,283)	(9,465,203)

Net increase (decrease) in shares outstanding	(1,007,874)	$(11,481,381)

Year ended October 31, 2008:
Shares sold	873,832	$10,880,399
Shares issued in reinvestment of dividends	216,622	2,687,263
Shares reacquired	(1,339,139)	(16,464,590)

Net increase (decrease) in shares outstanding before conversion	(248,685)	(2,896,928)
Shares reacquired upon conversion into Class A	(1,338,460)	(16,594,671)

Net increase (decrease) in shares outstanding	(1,587,145)	$(19,491,599)

Class C
Six months ended April 30, 2009:
Shares sold	755,964	$8,701,543
Shares issued in reinvestment of dividends	70,381	808,831
Shares reacquired	(530,276)	(6,088,713)

Net increase (decrease) in shares outstanding	296,069	$3,421,661

Year ended October 31, 2008:
Shares sold	948,989	$11,761,501
Shares issued in reinvestment of dividends	131,558	1,629,798
Shares reacquired	(1,181,698)	(14,586,756)

Net increase (decrease) in shares outstanding	(101,151)	$(1,195,457)

Class L
Six months ended April 30, 2009:
Shares sold	9,623	$110,939
Shares issued in reinvestment of dividends	22,594	259,739
Shares reacquired	(137,695)	(1,580,845)

Net increase (decrease) in shares outstanding	(105,478)	$(1,210,167)

Year ended October 31, 2008:
Shares sold	37,809	$461,184
Shares issued in reinvestment of dividends	48,406	600,365
Shares reacquired	(292,290)	(3,611,473)

Net increase (decrease) in shares outstanding	(206,075)	$(2,549,924)

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Class M	Shares	Amount
Six months ended April 30, 2009:
Shares sold	41,101	$471,121
Shares issued in reinvestment of dividends	35,474	407,570
Shares reacquired	(384,893)	(4,400,386)

Net increase (decrease) in shares outstanding before conversion	(308,318)	(3,521,695)
Shares reacquired upon conversion into Class A	(345,247)	(3,981,899)

Net increase (decrease) in shares outstanding	(653,565)	$(7,503,594)

Year ended October 31, 2008:
Shares sold	260,988	$3,258,165
Shares issued in reinvestment of dividends	109,267	1,358,082
Shares reacquired	(1,221,562)	(15,156,558)

Net increase (decrease) in shares outstanding before conversion	(851,307)	(10,540,311)
Shares reacquired upon conversion into Class A	(983,810)	(12,280,008)

Net increase (decrease) in shares outstanding	(1,835,117)	$(22,820,319)

Class R
Six months ended April 30, 2009:
Shares sold	2	$20
Shares issued in reinvestment of dividends	2	23
Shares reacquired	(2)	(20)

Net increase (decrease) in shares outstanding	2	$23

Period January 14, 2008* through October 31, 2008:
Shares sold	78	$1,000
Shares issued in reinvestment of dividends	3	34
Shares reacquired	—	(3)

Net increase (decrease) in shares outstanding	81	$1,031

Class X
Six months ended April 30, 2009:
Shares sold	63,008	$713,552
Shares issued in reinvestment of dividends	18,685	215,210
Shares reacquired	(142,304)	(1,640,307)

Net increase (decrease) in shares outstanding before conversion	(60,611)	(711,545)
Shares reacquired upon conversion into Class A	(73,306)	(847,425)

Net increase (decrease) in shares outstanding	(133,917)	$(1,558,970)

Year ended October 31, 2008:
Shares sold	68,541	$850,824
Shares issued in reinvestment of dividends	40,977	508,208
Shares reacquired	(261,059)	(3,226,506)

Net increase (decrease) in shares outstanding before conversion	(151,541)	(1,867,474)
Shares reacquired upon conversion into Class A	(61,361)	(737,237)

Net increase (decrease) in shares outstanding	(212,902)	$(2,604,711)

Dryden Total Return Bond Fund, Inc.	63

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended April 30, 2009:
Shares sold	520,053	$5,966,421
Shares issued in reinvestment of dividends	53,730	616,794
Shares reacquired	(778,033)	(8,955,379)

Net increase (decrease) in shares outstanding	(204,250)	$(2,372,164)

Year ended October 31, 2008:
Shares sold	2,120,269	$26,219,166
Shares issued in reinvestment of dividends	80,144	989,538
Shares reacquired	(1,383,961)	(16,930,149)

Net increase (decrease) in shares outstanding	816,452	$10,278,555

*	Inception date.

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of 0.13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not utilize the line of credit during the six months ended April 30, 2009.

During the six months ended April 30, 2009, the Fund paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was approximately $435,839 at a weighted average interest rate of 2.29%.

Note 8. New Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using

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derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Dryden Total Return Bond Fund, Inc.	65

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2009(a)		Year Ended October 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.26		$12.62

Income (loss) from investment operations
Net investment income	0.26		0.61
Net realized and unrealized gain (loss) on investment transactions	0.58		(1.38)

Total from investment operations	0.84		(0.77)

Less Dividends
Dividends from net investment income	(0.30)		(0.59)

Net asset value, end of period	$11.80		$11.26

Total Return(c):	7.52%		(6.36)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$254,063		$235,064
Average net assets (000)	$243,802		$253,885
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	0.86	%(f)	0.91%
Expenses, excluding distribution and service (12b-1) fees	0.61	%(f)	0.66%
Net investment income	4.57	%(f)	4.93%
Portfolio turnover rate	247	%(g)	512%

(a)	Calculations are based on average shares outstanding during the period.
(b)	For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.12%, 0.87% and 4.31%, respectively, for the six months ended April 30, 2009 and 1.07%, 0.82% and 4.77%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Ten-Month Period Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)	2005(a)	2004	2003(a)

$12.59		$12.67	$12.94	$12.89	$12.68

0.54		0.62	0.54	0.50	0.42
0.01		(0.08)	(0.22)	0.11	0.35

0.55		0.54	0.32	0.61	0.77

(0.52)		(0.62)	(0.59)	(0.56)	(0.56)

$12.62		$12.59	$12.67	$12.94	$12.89

4.30%		4.39%	2.50%	4.87%	6.18%

$243,079		$212,105	$173,946	$139,515	$136,268
$237,573		$194,447	$152,629	$134,071	$132,448

1.01	%(f)	1.13%	1.16%	1.13%	1.13%
0.76	%(f)	0.88%	0.91%	0.88%	0.88%
5.10	%(f)	4.97%	4.21%	3.85%	3.25%
326	%(g)	387%	264%	384%	707%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	67

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2009(a)		Year Ended October 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.25		$12.61

Income (loss) from investment operations
Net investment income	0.23		0.55
Net realized and unrealized gain (loss) on investment transactions	0.59		(1.38)

Total from investment operations	0.82		(0.83)

Less Dividends
Dividends from net investment income	(0.27)		(0.53)

Net asset value, end of period	$11.80		$11.25

Total Return(c):	7.36%		(6.83)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$44,002		$53,291
Average net assets (000)	$47,644		$70,583
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(f)	1.36	%(e)	1.41%
Expenses, excluding distribution and service (12b-1) fees	0.61	%(e)	0.66%
Net investment income	4.08	%(e)	4.45%

(a)	Calculations are based on average shares outstanding during the period.
(b)	For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.62%, 0.87% and 3.82%, respectively, for the six months ended April 30, 2009 and 1.57%, 0.82% and 4.29%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The distributor of the Fund has voluntarily agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average net assets.

See Notes to Financial Statements.

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Class B
Ten-Month Period Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)	2005(a)	2004	2003(a)

$12.59		$12.67	$12.93	$12.89	$12.68

0.49		0.52	0.44	0.40	0.32

(0.01)		(0.08)	(0.21)	0.11	0.35

0.48		0.44	0.23	0.51	0.67

(0.46)		(0.52)	(0.49)	(0.47)	(0.46)

$12.61		$12.59	$12.67	$12.93	$12.89

3.76%		3.59%	1.80%	4.01%	5.39%

$79,746		$65,239	$91,469	$124,469	$153,746
$81,856		$77,544	$109,484	$138,339	$175,196

1.56	%(e)	1.88%	1.91%	1.88%	1.88%
0.76	%(e)	0.88%	0.91%	0.88%	0.88%
4.57	%(e)	4.18%	3.46%	3.10%	2.50%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	69

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2009(a)		Year Ended October 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.25		$12.61

Income (loss) from investment operations
Net investment income	0.23		0.55
Net realized and unrealized gain (loss) on investment transactions	0.58		(1.38)

Total from investment operations	0.81		(0.83)

Less Dividends
Dividends from net investment income	(0.27)		(0.53)

Net asset value, end of period	$11.79		$11.25

Total Return(c):	7.36%		(6.83)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$46,687		$41,201
Average net assets (000)	$43,358		$46,126
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.36	%(f)	1.41%
Expenses, excluding distribution and service (12b-1) fees	0.61	%(f)	0.66%
Net investment income	4.07	%(f)	4.45%

(a)	Calculations are based on average shares outstanding during the period.
(b)	For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.62%, 0.87% and 3.81%, respectively, for the six months ended April 30, 2009 and 1.57%, 0.82% and 4.28%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average net assets.
(f)	Annualized.

See Notes to Financial Statements.

70	Visit our website at www.jennisondryden.com

Class C
Ten-Month Period Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)	2005(a)	2004	2003(a)

$12.59		$12.67	$12.93	$12.89	$12.68

0.51		0.56	0.48	0.43	0.35

(0.02)		(0.08)	(0.22)	0.11	0.36

0.49		0.48	0.26	0.54	0.71

(0.47)		(0.56)	(0.52)	(0.50)	(0.50)

$12.61		$12.59	$12.67	$12.93	$12.89

3.80%		4.03%	2.06%	4.27%	5.65%

$47,465		$13,555	$14,646	$16,955	$20,967
$42,213		$13,295	$15,940	$18,149	$22,593

1.51	%(f)	1.63%	1.66%	1.63%	1.63%
0.76	%(f)	0.88%	0.91%	0.88%	0.88%
4.59	%(f)	4.45%	3.71%	3.35%	2.75%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	71

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.25

Income (loss) from investment operations
Net investment income	0.25
Net realized and unrealized gain (loss) on investment transactions	0.59

Total from investment operations	0.84

Less Dividends
Dividends from net investment income	(0.29)

Net asset value, end of period	$11.80

Total Return(c):	7.49%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,445
Average net assets (000)	$10,726
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.11	%(e)
Expenses, excluding distribution and service (12b-1) fees	0.61	%(e)
Net investment income	4.32	%(e)

(a)	Inception date of Class L shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.37%, 0.87% and 4.07%, respectively, for the six months ended April 30, 2009 and 1.32%, 0.82% and 4.53%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

72	Visit our website at www.jennisondryden.com

Class L
Year Ended October 31, 2008(b)	March 5, 2007(a) through October 31, 2007(b)

$12.62	$12.69

0.57	0.40
(1.38)	(0.08)

(0.81)	0.32

(0.56)	(0.39)

$11.25	$12.62

(6.67)%	2.41%

$11,149	$15,099
$13,644	$16,876

1.16%	1.26	%(e)
0.66%	0.76	%(e)
4.69%	4.84	%(e)

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	73

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.25

Income (loss) from investment operations
Net investment income	0.22
Net realized and unrealized gain (loss) on investment transactions	0.59

Total from investment operations	0.81

Less Dividends
Dividends from net investment income	(0.26)

Net asset value, end of period	$11.80

Total Return(c):	7.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,374
Average net assets (000)	$21,646
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.61	%(e)
Expenses, excluding distribution and service (12b-1) fees	0.61	%(e)
Net investment income	3.83	%(e)

(a)	Inception date of Class M shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.87%, 0.87% and 3.58%, respectively, for the six months ended April 30, 2009 and 1.61%, 0.82% and 4.26%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

74	Visit our website at www.jennisondryden.com

Class M
Year Ended October 31, 2008(b)	March 5, 2007(a) through October 31, 2007(b)

$12.61	$12.68

0.55	0.37
(1.38)	(0.09)

(0.83)	0.28

(0.53)	(0.35)

$11.25	$12.61

(6.86)%	2.08%

$24,877	$51,025
$37,597	$62,106

1.45%	1.76	%(e)
0.66%	0.76	%(e)
4.42%	4.35	%(e)

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	75

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended April 30, 2009(b)		January 14, 2008(a) through October 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.26		$12.71

Income (loss) from investment operations
Net investment income	0.24		0.46
Net realized and unrealized gain (loss) on investment transactions	0.58		(1.46)

Total from investment operations	0.82		(1.00)

Less Dividends
Dividends from net investment income	(0.28)		(0.45)

Net asset value, end of period	$11.80		$11.26

Total Return(c):	7.35%		(8.12)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1		$1
Average net assets (000)	$1		$1
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.11	%(f)	1.16	%(f)
Expenses, excluding distribution and service (12b-1) fees	0.61	%(f)	0.66	%(f)
Net investment income	4.25	%(f)	5.85	%(f)

(a)	Inception date of Class R shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.37%, 0.87% and 3.99%, respectively, for the six months ended April 30, 2009 and 1.32%, 0.82% and 5.69%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average net assets.
(f)	Annualized.

See Notes to Financial Statements.

76	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2009(b)(f)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.28

Income (loss) from investment operations
Net investment income	0.26
Net realized and unrealized gain (loss) on investment transactions	0.59

Total from investment operations	0.85

Less Dividends
Dividends from net investment income	(0.32)

Capital Contributions	0.01

Net asset value, end of period	$11.82

Total Return(c):	7.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,040
Average net assets (000)	$7,769
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	0.86	%(e)
Expenses, excluding distribution and service (12b-1) fees	0.61	%(e)
Net investment income	4.56	%(e)

(a)	Inception date of Class X shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.12%, 0.87% and 4.31%, respectively, for the six months ended April 30, 2009 and 1.01%, 0.82% and 4.99%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of the regulatory limits. Total return has not been adjusted to reflect the manager payment for sales charges in excess of the regulatory limits.

See Notes to Financial Statements.

78	Visit our website at www.jennisondryden.com

Class X
Year Ended October 31, 2008(b)(f)	March 5, 2007(a) through October 31, 2007(b)(f)

$12.62	$12.69

0.64	0.44
(1.38)	(0.07)

(0.74)	0.37

(0.61)	(0.45)

0.01	0.01

$11.28	$12.62

(6.06)%	2.77%

$8,229	$11,879
$10,631	$12,751

0.85%	0.76	%(e)
0.66%	0.76	%(e)
5.15%	5.34	%(e)

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	79

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2009(a)		Year Ended October 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.24		$12.60

Income (loss) from investment operations
Net investment income	0.28		0.64
Net realized and unrealized gain (loss) on investment transactions	0.57		(1.37)

Total from investment operations	0.85		(0.73)

Less Dividends
Dividends from net investment income	(0.31)		(0.63)

Net asset value, end of period	$11.78		$11.24

Total Return(c):	7.67%		(6.13)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,398		$23,658
Average net assets (000)	$23,147		$22,302
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	0.61	%(e)	0.66%
Expenses, excluding distribution and service (12b-1) fees	0.61	%(e)	0.66%
Net investment income	4.83	%(e)	5.19%

(a)	Calculations are based on average shares outstanding during the period.
(b)	For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 0.87%, 0.87% and 4.57%, respectively, for the six months ended April 30, 2009 and 0.82%, 0.82% and 5.03%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

80	Visit our website at www.jennisondryden.com

Class Z
Ten-Month Period Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)	2005(a)	2004	2003(a)

$12.57		$12.66	$12.93	$12.88	$12.67

0.56		0.63	0.54	0.53	0.45
0.02		(0.06)	(0.19)	0.11	0.35

0.58		0.57	0.35	0.64	0.80

(0.55)		(0.66)	(0.62)	(0.59)	(0.59)

$12.60		$12.57	$12.66	$12.93	$12.88

4.51%		4.61%	2.75%	5.13%	6.44%

$16,233		$14,871	$19,963	$60,617	$70,981
$15,145		$15,799	$25,208	$59,736	$66,448

0.76	%(e)	0.88%	0.91%	0.88%	0.88%
0.76	%(e)	0.88%	0.91%	0.88%	0.88%
5.35	%(e)	5.16%	4.45%	4.10%	3.51%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	81

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Scott Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Street New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Total Return Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Total Return Bond Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PDBAX	PRDBX	PDBCX	N/A	N/A	DTBRX	N/A	PDBZX
CUSIP	262492101	262492200	262492309	262492507	262492606	262492804	262492705	262492408

MF166E2    0154204-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 22, 2009

*	Print the name and title of each signing officer under his or her signature.